PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Corporate Bonds 52 .7%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 0.9%
L3Harris Technologies, Inc.
3.850%, 12/15/26
(a)
150,000 165,435
Northrop Grumman Corp.
3.250%, 01/15/28 719,000 768,366
Textron, Inc.
3.900%, 09/17/29 100,000 109,319
TransDigm, Inc.
6.250%, 03/15/26
(a)
1,296,000 1,399,816
Total 2,442,936
Apartment REIT 0.2%
American Homes 4 Rent LP
4.900%, 02/15/29 100,000 114,485
Essex Portfolio LP
3.000%, 01/15/30 218,000 226,840
Mid-America Apartments LP
3.950%, 03/15/29 140,000 156,372
Total 497,697
Automotive 0.8%
Allison Transmission, Inc.
5.000%, 10/01/24
(a)
615,000 628,947
Fiat Chrysler Automobiles NV
5.250%, 04/15/23 380,000 407,569
Ford Motor Co.
4.346%, 12/08/26 205,000 213,424
General Motors Financial Co., Inc.
4.350%, 01/17/27 100,000 107,217
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23 450,000 456,581
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, 05/15/26
(a)
505,000 541,904
Total 2,355,642
Banking 1.8%
Ally Financial, Inc.
5.750%, 11/20/25 320,000 364,631
Bank of Montreal
3.803%, (USD 5 Year Swap + 1.43%),
12/15/32
(b)
372,000 398,680
Barclays PLC
4.836%, 05/09/28 700,000 779,142
4.972%, (3-month USD LIBOR +
1.90%), 05/16/29
(b)
250,000 289,568
5.200%, 05/12/26 550,000 620,999
Capital One Financial Corp.
3.750%, 07/28/26 200,000 213,130
Deutsche Bank AG
4.500%, 04/01/25 500,000 515,512
Deutsche Bank AG/New York NY
4.875%, (USD 5 Year Swap + 2.55%),
12/01/32
(b)
200,000 199,411
Intesa Sanpaolo SpA
5.710%, 01/15/26
(a)
575,000 636,445
KeyCorp
Series MTN, 2.550%, 10/01/29 160,000 160,520
Royal Bank of Scotland Group PLC
4.892%, (3-month USD LIBOR +
1.75%), 05/18/29
(b)
200,000 231,436
Santander Holdings USA, Inc.
4.400%, 07/13/27 276,000 302,372
Synchrony Financial
5.150%, 03/19/29 154,000 177,914
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Westpac Banking Corp.
Series GMTN, 4.322%, (USD 5 Year
Swap + 2.24%), 11/23/31
(b)
100,000 108,926
Total 4,998,686
Brokerage/Asset Managers/Exchanges 0.3%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27 605,000 670,993
LPL Holdings, Inc.
5.750%, 09/15/25
(a)
200,000 208,655
Total 879,648
Building Materials 0.3%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 100,000 107,140
Standard Industries, Inc.
6.000%, 10/15/25
(a)
782,000 814,536
Total 921,676
Cable and Satellite 3.2%
Altice Financing SA
6.625%, 02/15/23
(a)
200,000 203,547
7.500%, 05/15/26
(a)
1,050,000 1,123,349
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
750,000 770,908
5.125%, 05/01/27
(a)
1,287,000 1,347,504
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 328,000 354,000
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
600,000 632,060
CSC Holdings LLC
5.500%, 05/15/26
(a)
400,000 419,740
6.500%, 02/01/29
(a)
650,000 724,053
Intelsat Jackson Holdings SA
8.000%, 02/15/24
(a)
665,000 681,108
LCPR Senior Secured Financing DAC
6.750%, 10/15/27
(a)
250,000 264,649
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
1,181,000 1,241,507
UPCB Finance IV Ltd.
5.375%, 01/15/25
(a)
400,000 410,103
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
400,000 420,884
Ziggo BV
5.500%, 01/15/27
(a)
400,000 421,374
Total 9,014,786
Chemicals 0.7%
Chemours Co. (The)
6.625%, 05/15/23 408,000 401,592
DuPont de Nemours, Inc.
4.725%, 11/15/28 401,000 462,558
Eastman Chemical Co.
4.500%, 12/01/28 100,000 113,430
Nutrien Ltd.
4.200%, 04/01/29 222,000 249,527
SASOL Financing USA LLC
6.500%, 09/27/28 200,000 223,755
Sherwin-Williams Co. (The)
2.950%, 08/15/29 390,000 403,957
Total 1,854,819
Construction Machinery 0.5%
H&E Equipment Services, Inc.
5.625%, 09/01/25 150,000 156,663

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2020 (Unaudited)
2 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
United Rentals North America, Inc.
4.875%, 01/15/28 1,189,000 1,240,111
Total 1,396,774
Consumer Cyclical Services 0.8%
Expedia Group, Inc.
3.800%, 02/15/28 1,085,000 1,126,295
IHS Markit Ltd.
4.250%, 05/01/29 100,000 111,248
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26
(a)
364,000 384,094
Staples, Inc.
7.500%, 04/15/26
(a)
606,000 621,169
Total 2,242,806
Consumer Products 0.8%
Clorox Co. (The)
3.900%, 05/15/28 100,000 112,788
Hasbro, Inc.
3.900%, 11/19/29 180,000 186,743
Mattel, Inc.
6.750%, 12/31/25
(a)
347,000 372,127
Newell Brands, Inc.
4.200%, 04/01/26 1,040,000 1,085,313
Spectrum Brands, Inc.
5.750%, 07/15/25 335,000 348,639
Total 2,105,610
Diversified Manufacturing 0.5%
Carlisle Cos., Inc.
3.750%, 12/01/27 260,000 279,063
Ingersoll-Rand Luxembourg Finance SA
3.800%, 03/21/29 150,000 165,210
Johnson Controls International PLC
3.900%, 02/14/26 73,000 79,838
Roper Technologies, Inc.
3.800%, 12/15/26 137,000 150,081
United Technologies Corp.
3.950%, 08/16/25 166,000 183,389
4.125%, 11/16/28 240,000 276,278
Westinghouse Air Brake Technologies Corp.
4.950%, 09/15/28 190,000 213,802
Total 1,347,661
Electric 1.5%
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 230,000 261,664
Calpine Corp.
4.500%, 02/15/28
(a)
200,000 198,266
5.125%, 03/15/28
(a)
260,000 258,757
5.250%, 06/01/26
(a)
305,000 314,903
Dominion Energy, Inc.
4.250%, 06/01/28 230,000 259,454
DTE Energy Co.
3.800%, 03/15/27 150,000 162,253
Duke Energy Corp.
3.150%, 08/15/27 136,000 143,467
Edison International
5.750%, 06/15/27 235,000 271,208
FirstEnergy Corp.
Series B, 3.900%, 07/15/27 150,000 163,788
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27 130,000 140,598
NRG Energy, Inc.
6.625%, 01/15/27 852,000 915,690
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
530,000 545,821
5.625%, 02/15/27
(a)
462,000 479,364
Xcel Energy, Inc.
4.000%, 06/15/28 136,000 152,611
Total 4,267,844
Environmental 0.2%
Waste Connections, Inc.
4.250%, 12/01/28 272,000 310,906
Waste Management, Inc.
3.450%, 06/15/29 136,000 149,105
Total 460,011
Finance Companies 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27 150,000 157,121
Air Lease Corp.
Series MTN, 2.300%, 02/01/25 100,000 100,135
Series GMTN, 3.750%, 06/01/26 50,000 53,383
GATX Corp.
4.700%, 04/01/29 50,000 57,266
Global Aircraft Leasing Co. Ltd.
6.500%, 09/15/24
(a),(c)
340,000 348,168
Navient Corp.
6.500%, 06/15/22 491,000 525,183
Quicken Loans, Inc.
5.750%, 05/01/25
(a)
733,000 757,041
Springleaf Finance Corp.
7.125%, 03/15/26 1,025,000 1,177,533
Total 3,175,830
Food and Beverage 2.8%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 959,000 1,134,506
Aramark Services, Inc.
5.000%, 02/01/28
(a)
695,000 729,905
B&G Foods, Inc.
5.250%, 04/01/25 300,000 306,166
Campbell Soup Co.
4.150%, 03/15/28 172,000 190,579
Conagra Brands, Inc.
4.850%, 11/01/28 348,000 407,305
General Mills, Inc.
4.200%, 04/17/28 375,000 426,392
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
434,000 470,355
6.500%, 04/15/29
(a)
475,000 530,937
Keurig Dr Pepper, Inc.
4.597%, 05/25/28 254,000 291,863
Kraft Heinz Foods Co.
4.625%, 01/30/29 265,000 298,049
Lamb Weston Holdings, Inc.
4.625%, 11/01/24
(a)
397,000 417,313
4.875%, 11/01/26
(a)
172,000 181,744
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
465,000 491,063
Pilgrim's Pride Corp.
5.750%, 03/15/25
(a)
816,000 840,927
Post Holdings, Inc.
5.750%, 03/01/27
(a)
963,000 1,016,252
Tyson Foods, Inc.
4.350%, 03/01/29 130,000 149,969
Total 7,883,325

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2020 (Unaudited)
| 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Foreign Agencies 8.0%
Bank of China Ltd.
Series REGS, 5.000%, 11/13/24 700,000 773,372
CNAC HK Finbridge Co., Ltd.
4.125%, 07/19/27 1,400,000 1,516,178
5.125%, 03/14/28 200,000 229,907
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 530,000 552,015
Series REGS, 4.848%, 09/26/28 200,000 221,730
Ecopetrol SA
5.375%, 06/26/26 1,149,000 1,304,520
Gazprom OAO Via Gaz Capital SA
Series REGS, 8.625%, 04/28/34 1,666,000 2,561,591
Huarong Finance 2017 Co., Ltd.
Series EMTN, 4.250%, 11/07/27 500,000 530,023
Huarong Finance II Co., Ltd.
Series EMTN, 5.500%, 01/16/25 200,000 223,149
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 400,000 446,299
Israel Electric Corp. Ltd.
Series 6, 5.000%, 11/12/24
(a)
480,000 532,601
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 200,000 224,331
Series REGS, 5.375%, 04/24/30 530,000 629,380
Oil and Gas Holding Co. BSCC (The)
Series REGS, 7.500%, 10/25/27 400,000 468,959
Perusahaan Listrik Negara PT
Series REGS, 4.125%, 05/15/27 440,000 468,528
Series REGS, 5.450%, 05/21/28 400,000 464,975
Petrobras Global Finance BV
5.093%, 01/15/30
(a)
1,805,000 1,980,475
5.999%, 01/27/28 2,339,000 2,726,322
7.375%, 01/17/27 532,000 661,028
Petroleos Mexicanos
6.500%, 03/13/27 2,632,000 2,849,846
6.840%, 01/23/30
(a)
1,395,000 1,513,660
6.875%, 08/04/26 922,000 1,040,202
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 425,000 509,808
Total 22,428,899
Gaming 2.0%
Eldorado Resorts, Inc.
6.000%, 04/01/25 300,000 314,440
International Game Technology PLC
6.250%, 02/15/22
(a)
370,000 387,585
6.500%, 02/15/25
(a)
300,000 338,035
Las Vegas Sands Corp.
3.900%, 08/08/29 50,000 52,615
Melco Resorts Finance Ltd.
Series REGS, 4.875%, 06/06/25 200,000 203,706
5.375%, 12/04/29
(a)
400,000 401,875
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
5.625%, 05/01/24 344,000 375,025
MGM Resorts International
5.750%, 06/15/25 150,000 167,138
6.000%, 03/15/23 634,000 695,726
Scientific Games International, Inc.
5.000%, 10/15/25
(a)
543,000 558,503
VICI Properties LP / VICI Note Co., Inc.
4.625%, 12/01/29
(a)
710,000 742,891
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
510,000 529,164
5.500%, 03/01/25
(a)
463,000 484,900
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
200,000 198,331
Total 5,449,934
Health Care 2.9%
Avantor, Inc.
6.000%, 10/01/24
(a)
514,000 546,349
Becton Dickinson and Co.
3.700%, 06/06/27 257,000 279,220
Cardinal Health, Inc.
3.410%, 06/15/27 150,000 157,074
Cigna Corp.
4.375%, 10/15/28 560,000 632,825
CVS Health Corp.
4.300%, 03/25/28 1,224,000 1,357,892
DaVita, Inc.
5.000%, 05/01/25 200,000 204,772
5.125%, 07/15/24 270,000 276,060
HCA, Inc.
4.125%, 06/15/29 170,000 184,468
5.375%, 02/01/25 406,000 453,500
5.625%, 09/01/28 100,000 115,874
5.875%, 02/15/26 821,000 942,788
Hologic, Inc.
4.375%, 10/15/25
(a)
345,000 352,239
IQVIA, Inc.
5.000%, 10/15/26
(a)
400,000 419,943
5.000%, 05/15/27
(a)
200,000 210,837
Laboratory Corp. of America Holdings
3.600%, 09/01/27 150,000 160,737
MEDNAX, Inc.
6.250%, 01/15/27
(a)
244,000 248,670
Tenet Healthcare Corp.
4.625%, 07/15/24 1,393,000 1,429,566
Thermo Fisher Scientific, Inc.
2.600%, 10/01/29 150,000 152,224
Total 8,125,038
Healthcare Insurance 0.7%
Anthem, Inc.
4.101%, 03/01/28 255,000 282,146
Centene Corp.
4.250%, 12/15/27
(a)
390,000 406,551
4.625%, 12/15/29
(a)
946,000 1,019,052
5.250%, 04/01/25
(a)
370,000 383,629
Total 2,091,378
Healthcare REIT 0.5%
Alexandria Real Estate Equities, Inc.
3.375%, 08/15/31 136,000 146,605
Healthcare Trust of America Holdings LP
3.100%, 02/15/30 100,000 102,902
Healthpeak Properties, Inc.
3.000%, 01/15/30 150,000 154,229
MPT Operating Partnership LP / MPT Finance Corp.
4.625%, 08/01/29 492,000 514,500
5.000%, 10/15/27 158,000 166,454
Omega Healthcare Investors, Inc.
3.625%, 10/01/29 156,000 160,842
Ventas Realty LP
4.400%, 01/15/29 177,000 199,744

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2020 (Unaudited)
4 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Welltower, Inc.
4.250%, 04/15/28 50,000 56,143
Total 1,501,419
Home Construction 0.1%
Lennar Corp.
4.750%, 11/29/27 266,000 294,161
Independent Energy 1.3%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 146,000 156,070
Cimarex Energy Co.
4.375%, 03/15/29 150,000 159,380
Concho Resources, Inc.
4.300%, 08/15/28 236,000 258,872
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(a)
440,000 444,477
Diamondback Energy, Inc.
3.500%, 12/01/29 290,000 292,040
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(a)
412,000 428,331
Matador Resources Co.
5.875%, 09/15/26 430,000 420,120
MEG Energy Corp.
7.125%, 02/01/27
(a)
200,000 197,911
Neptune Energy Bondco PLC
6.625%, 05/15/25
(a)
200,000 198,422
Noble Energy, Inc.
3.250%, 10/15/29 150,000 151,657
Occidental Petroleum Corp.
3.500%, 08/15/29 320,000 330,016
Whiting Petroleum Corp.
6.625%, 01/15/26 531,000 299,066
WPX Energy, Inc.
4.500%, 01/15/30 200,000 201,012
Total 3,537,374
Integrated Energy 0.2%
Cenovus Energy, Inc.
4.250%, 04/15/27 395,000 421,501
Leisure 0.3%
Live Nation Entertainment, Inc.
4.750%, 10/15/27
(a)
330,000 340,489
Six Flags Entertainment Corp.
4.875%, 07/31/24
(a)
346,000 353,449
Total 693,938
Life Insurance 0.5%
American International Group, Inc.
4.200%, 04/01/28 175,000 196,965
Brighthouse Financial, Inc.
3.700%, 06/22/27 237,000 239,991
Equitable Holdings, Inc.
4.350%, 04/20/28 125,000 138,161
Lincoln National Corp.
3.050%, 01/15/30 250,000 259,512
Prudential Financial, Inc.
5.700%, (3-month USD LIBOR +
2.67%), 09/15/48
(b)
300,000 346,513
Reinsurance Group of America, Inc.
3.900%, 05/15/29 100,000 108,881
Total 1,290,023
Lodging 0.7%
Hilton Domestic Operating Co., Inc.
5.125%, 05/01/26 900,000 941,092
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 04/01/25 256,000 261,571
Hyatt Hotels Corp.
4.375%, 09/15/28 666,000 737,105
Total 1,939,768
Media and Entertainment 2.0%
Activision Blizzard, Inc.
3.400%, 06/15/27 100,000 106,970
AMC Networks, Inc.
5.000%, 04/01/24 200,000 203,179
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27
(a)
627,000 645,717
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 08/15/26
(a)
721,000 718,727
6.625%, 08/15/27
(a)
800,000 748,901
Discovery Communications LLC
3.950%, 03/20/28 150,000 162,103
Moody's Corp.
4.250%, 02/01/29 100,000 115,449
Netflix, Inc.
5.875%, 11/15/28 1,190,000 1,341,583
TEGNA, Inc.
5.000%, 09/15/29
(a)
600,000 607,930
Univision Communications, Inc.
5.125%, 02/15/25
(a)
808,000 806,574
Total 5,457,133
Metals and Mining 0.7%
ArcelorMittal
4.250%, 07/16/29 405,000 427,576
Freeport-McMoRan, Inc.
4.550%, 11/14/24 370,000 392,375
Novelis Corp.
5.875%, 09/30/26
(a)
1,021,000 1,082,688
Total 1,902,639
Midstream 1.7%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 227,000 253,365
Cheniere Energy Partners LP
4.500%, 10/01/29
(a)
530,000 538,748
5.250%, 10/01/25 510,000 525,505
DCP Midstream Operating LP
5.375%, 07/15/25 425,000 464,875
Enable Midstream Partners LP
4.400%, 03/15/27 170,000 171,463
Enbridge, Inc.
3.125%, 11/15/29 260,000 268,018
Energy Transfer Operating LP
5.250%, 04/15/29 256,000 290,334
Enterprise Products Operating LLC
4.150%, 10/16/28 150,000 167,725
MPLX LP
4.125%, 03/01/27 236,000 250,100
ONEOK, Inc.
4.350%, 03/15/29 160,000 175,102
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 240,000 267,354
Sunoco LP / Sunoco Finance Corp.
4.875%, 01/15/23 390,000 399,789
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.875%, 04/15/26 403,000 426,468

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2020 (Unaudited)
| 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
TransCanada PipeLines Ltd.
4.250%, 05/15/28 258,000 289,254
Williams Co., Inc. (The)
3.750%, 06/15/27 200,000 211,310
Total 4,699,410
Natural Gas 0.2%
NiSource, Inc.
3.490%, 05/15/27 240,000 258,132
Sempra Energy
3.400%, 02/01/28 257,000 272,708
Total 530,840
Office REIT 0.2%
Boston Properties LP
4.500%, 12/01/28 449,000 522,642
Other Financial Institutions 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 05/15/26 445,000 467,790
6.250%, 02/01/22 187,000 190,411
Nationstar Mortgage Holdings, Inc.
8.125%, 07/15/23
(a)
500,000 531,002
Total 1,189,203
Other Industry 0.2%
AECOM
5.125%, 03/15/27 255,000 272,446
Howard Hughes Corp. (The)
5.375%, 03/15/25
(a)
328,000 338,565
Total 611,011
Other REIT 0.4%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
440,000 459,343
CubeSmart LP
4.375%, 02/15/29 100,000 113,031
Digital Realty Trust LP
3.600%, 07/01/29 235,000 252,413
ESH Hospitality, Inc.
5.250%, 05/01/25
(a)
366,000 375,194
Total 1,199,981
Other Utility 0.0%
American Water Capital Corp.
3.750%, 09/01/28 100,000 110,162
Packaging 0.8%
Ball Corp.
5.250%, 07/01/25 281,000 314,942
Berry Global, Inc.
4.875%, 07/15/26
(a)
479,000 500,724
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 286,000 297,031
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/24
(a)
335,000 345,491
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Lu
5.125%, 07/15/23
(a)
530,000 540,678
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 211,008
Total 2,209,874
Paper 0.2%
Fibria Overseas Finance Ltd.
5.500%, 01/17/27 100,000 110,561
Packaging Corp. of America
3.000%, 12/15/29 190,000 196,022
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
WRKCo, Inc.
4.900%, 03/15/29 132,000 153,864
Total 460,447
Pharmaceuticals 1.3%
AbbVie, Inc.
3.200%, 11/21/29
(a)
630,000 655,496
4.250%, 11/14/28 205,000 229,958
Amgen, Inc.
3.200%, 11/02/27 100,000 107,185
Bausch Health Cos., Inc.
7.000%, 03/15/24
(a)
1,544,000 1,603,783
Bristol-Myers Squibb Co.
3.900%, 02/20/28
(a)
200,000 224,263
Celgene Corp.
3.900%, 02/20/28 180,000 199,894
Mylan, Inc.
4.550%, 04/15/28 230,000 254,017
Par Pharmaceutical, Inc.
7.500%, 04/01/27
(a)
200,000 203,126
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28 200,000 238,615
Total 3,716,337
Property & Casualty 0.3%
Acrisure LLC / Acrisure Finance, Inc.
8.125%, 02/15/24
(a)
268,000 286,841
CNA Financial Corp.
3.900%, 05/01/29 180,000 199,607
Markel Corp.
3.350%, 09/17/29 200,000 210,678
Willis North America, Inc.
4.500%, 09/15/28 150,000 170,099
Total 867,225
Railroads 0.2%
CSX Corp.
3.250%, 06/01/27 285,000 305,831
Union Pacific Corp.
3.700%, 03/01/29 330,000 367,245
Total 673,076
Refining 0.2%
Marathon Petroleum Corp.
3.800%, 04/01/28 200,000 213,305
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28
(a)
200,000 204,612
Valero Energy Corp.
4.350%, 06/01/28 140,000 155,228
Total 573,145
Restaurants 0.9%
1011778 BC ULC / New Red Finance, Inc.
4.250%, 05/15/24
(a)
1,011,000 1,032,516
5.000%, 10/15/25
(a)
396,000 408,320
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, 06/01/26
(a)
601,000 629,805
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 200,000 204,971
Starbucks Corp.
4.000%, 11/15/28 200,000 226,956
Total 2,502,568
Retail REIT 0.2%
Brixmor Operating Partnership LP
4.125%, 05/15/29 100,000 110,332

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2020 (Unaudited)
6 |
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Kimco Realty Corp.
3.800%, 04/01/27 100,000 108,853
National Retail Properties, Inc.
4.300%, 10/15/28 150,000 169,406
VEREIT Operating Partnership LP
3.950%, 08/15/27 100,000 107,823
Total 496,414
Retailers 0.8%
Dollar General Corp.
3.875%, 04/15/27 377,000 413,257
Dollar Tree, Inc.
4.000%, 05/15/25 330,000 357,388
Hanesbrands, Inc.
4.875%, 05/15/26
(a)
586,000 617,598
Lowe's Cos., Inc.
3.650%, 04/05/29 250,000 273,113
O'Reilly Automotive, Inc.
4.350%, 06/01/28 190,000 216,485
PetSmart, Inc.
5.875%, 06/01/25
(a)
418,000 430,277
Total 2,308,118
Supermarkets 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
4.625%, 01/15/27
(a)
500,000 506,486
Kroger Co. (The)
3.700%, 08/01/27 125,000 136,238
Total 642,724
Technology 3.9%
Amphenol Corp.
2.800%, 02/15/30 240,000 244,869
Arrow Electronics, Inc.
3.250%, 09/08/24 146,000 151,787
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 1,005,000 1,061,021
CommScope, Inc.
5.500%, 03/01/24
(a)
300,000 307,797
6.000%, 03/01/26
(a)
587,000 616,004
Dell International LLC / EMC Corp.
4.900%, 10/01/26
(a)
337,000 375,347
5.875%, 06/15/21
(a)
703,000 710,916
Equinix, Inc.
5.375%, 05/15/27 467,000 507,013
Fidelity National Information Services, Inc.
3.750%, 05/21/29 70,000 78,147
Series 10Y, 4.250%, 05/15/28 136,000 155,622
Fiserv, Inc.
3.500%, 07/01/29 352,000 379,051
Global Payments, Inc.
3.200%, 08/15/29 280,000 293,822
Iron Mountain, Inc.
4.875%, 09/15/29
(a)
430,000 438,337
5.250%, 03/15/28
(a)
331,000 345,994
Keysight Technologies, Inc.
3.000%, 10/30/29 230,000 237,149
Lam Research Corp.
4.000%, 03/15/29 221,000 249,084
Micron Technology, Inc.
4.663%, 02/15/30 136,000 153,303
Motorola Solutions, Inc.
4.600%, 05/23/29 150,000 168,716
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
MSCI, Inc.
4.000%, 11/15/29
(a)
400,000 410,866
NortonLifeLock, Inc.
5.000%, 04/15/25
(a)
344,000 351,049
NXP BV / NXP Funding LLC
5.550%, 12/01/28
(a)
70,000 83,585
Open Text Corp.
5.875%, 06/01/26
(a)
266,000 280,896
PayPal Holdings, Inc.
2.850%, 10/01/29 230,000 236,886
Qorvo, Inc.
5.500%, 07/15/26 280,000 297,374
Refinitiv US Holdings, Inc.
6.250%, 05/15/26
(a)
190,000 205,887
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
919,000 973,404
SSL Robotics LLC
9.750%, 12/31/23
(a)
356,000 393,049
VMware, Inc.
3.900%, 08/21/27 125,000 132,831
Western Digital Corp.
4.750%, 02/15/26 707,000 754,615
Xerox Corp.
4.125%, 03/15/23 300,000 310,508
Total 10,904,929
Tobacco 0.5%
Altria Group, Inc.
4.800%, 02/14/29 580,000 657,135
BAT Capital Corp.
3.557%, 08/15/27 540,000 565,846
Vector Group Ltd.
6.125%, 02/01/25
(a)
300,000 298,120
Total 1,521,101
Transportation Services 0.3%
FedEx Corp.
3.400%, 02/15/28 250,000 262,749
XPO Logistics, Inc.
6.750%, 08/15/24
(a)
616,000 665,459
Total 928,208
Wireless 1.9%
Altice France SA
8.125%, 02/01/27
(a)
750,000 839,394
Crown Castle International Corp.
3.650%, 09/01/27 245,000 264,404
SBA Communications Corp.
4.875%, 09/01/24 515,000 532,392
Sprint Corp.
7.625%, 02/15/25 981,000 1,026,185
T-Mobile USA, Inc.
4.750%, 02/01/28 200,000 212,828
6.500%, 01/15/26 1,515,000 1,615,708
Vodafone Group PLC
7.000%, (USD 5 Year Swap + 4.87%),
04/04/79
(b)
600,000 707,362
Total 5,198,273
Wirelines 1.6%
Altice France SA
7.375%, 05/01/26
(a)
770,000 821,222
American Tower Corp.
3.550%, 07/15/27 372,000 396,665

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2020 (Unaudited)
| 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
AT&T, Inc.
4.300%, 02/15/30 231,000 261,258
CenturyLink, Inc.
Series Y, 7.500%, 04/01/24 642,000 725,547
Level 3 Financing, Inc.
5.375%, 01/15/24 240,000 243,417
5.375%, 08/15/22 532,000 534,088
Verizon Communications, Inc.
4.016%, 12/03/29 310,000 353,240
4.329%, 09/21/28 620,000 717,032
Vodafone Group PLC
4.375%, 05/30/28 397,000 448,805
Total 4,501,274
Total Corporate Bonds
(Cost $142,435,877) 147,345,918
Foreign Government Obligations
(d) ,(e)
21 .6%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 138, 3.250%, 04/21/29 AUD 3,734,000 3,016,885
Brazilian Government International Bond
4.250%, 01/07/25 700,000 758,458
4.625%, 01/13/28 400,000 442,540
6.000%, 04/07/26 200,000 237,367
Canadian Government Bond
1.000%, 06/01/27 CAD 4,192,000 3,107,447
CITIC Ltd.
Series EMTN, 3.875%, 02/28/27 200,000 214,600
Series EMTN, 3.700%, 06/14/26 200,000 211,527
Colombia Government International Bond
3.875%, 04/25/27 750,000 806,888
4.500%, 03/15/29 200,000 225,828
Dominican Republic International Bond
Series REGS, 5.950%, 01/25/27 945,000 1,039,005
Series REGS, 6.875%, 01/29/26 700,000 799,389
Export-Import Bank of India
3.875%, 02/01/28 750,000 798,663
French Republic Government Bond OAT
1.500%, 05/25/31 EUR 2,372,000 3,106,400
Guatemala Government Bond
Series REGS, 4.500%, 05/03/26 400,000 423,444
Series REGS, 4.875%, 02/13/28 230,000 248,576
Indonesia Government International Bond
Series REGS, 4.750%, 01/08/26 1,160,000 1,299,677
Series REGS, 4.350%, 01/08/27 400,000 443,367
Series REGS, 4.125%, 01/15/25 200,000 216,347
Italy Buoni Poliennali Del Tesoro
6.000%, 05/01/31 EUR 1,853,000 3,130,598
Japan Government Twenty Year Bond
Series 131, 1.700%, 09/20/31 JPY 271,700,000 3,006,191
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 895,000 1,032,403
Mexico Government International Bond
4.500%, 04/22/29 200,000 224,086
4.150%, 03/28/27 1,030,000 1,122,225
3.250%, 04/16/30 200,000 203,648
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 4,073,000 3,020,339
Norway Government Bond
Series 479, 1.750%, 02/17/27
(a)
NOK 26,560,000 2,973,735
Foreign Government Obligations
(d),(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Oman Government International Bond
5.625%, 01/17/28 1,140,000 1,179,881
Series REGS, 4.750%, 06/15/26 400,000 405,497
Panama Government International Bond
3.875%, 03/17/28 550,000 608,780
3.160%, 01/23/30 400,000 422,778
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 1,340,000 1,456,329
Series REGS, 4.325%, 05/28/25 250,000 272,277
Peruvian Government International Bond
8.750%, 11/21/33 2,963,000 5,007,748
7.350%, 07/21/25 200,000 255,782
Philippine Government International Bond
3.000%, 02/01/28 200,000 213,736
9.500%, 02/02/30 1,787,000 2,915,308
Republic of South Africa Government
International Bond
4.300%, 10/12/28 1,440,000 1,424,805
5.875%, 09/16/25 600,000 664,039
Russian Foreign Bond - Eurobond
Series REGS, 4.750%, 05/27/26 1,200,000 1,356,848
Series REGS, 4.375%, 03/21/29 800,000 904,176
Series REGS, 7.500%, 03/31/30
(f)
435,500 495,985
Sharjah Sukuk Program Ltd.
Series EMTN, 3.854%, 04/03/26 200,000 213,159
Series EMTN, 4.226%, 03/14/28 550,000 605,700
Sweden Government Bond
Series 1061, 0.750%, 11/12/29
(a)
SEK 27,140,000 3,037,419
United Kingdom Gilt
4.750%, 12/07/30 GBP 1,644,000 3,126,056
Uruguay Government International Bond
4.375%, 01/23/31 1,154,000 1,322,175
4.375%, 10/27/27 2,250,000 2,530,771
Total Foreign Government Obligations
(Cost $58,677,447) 60,528,882
U.S. Treasury Obligations 17 .8%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 7.8%
1.481%, 02/13/20 6,000,000 5,997,600
1.525%, 03/26/20 10,000,000 9,978,250
1.551%, 04/23/20 6,000,000 5,979,720
Total 21,955,570
U.S. Treasury Bond 6.4%
2.250%, 08/15/46 244,000 254,827
2.375%, 11/15/49 1,416,000 1,530,386
2.875%, 05/15/49 3,146,000 3,745,215
3.000%, 05/15/42 1,449,000 1,718,197
3.375%, 05/15/44 2,453,000 3,092,696
3.375%, 11/15/48 3,080,000 3,999,188
3.750%, 08/15/41 200,000 264,000
3.750%, 11/15/43 2,415,300 3,213,481
Total 17,817,990
U.S. Treasury Note 3.6%
1.750%, 11/15/29 200,000 204,188
2.375%, 05/15/27 2,436,000 2,593,579
2.625%, 02/15/29 3,551,000 3,887,790
5.250%, 11/15/28 2,563,000 3,360,333
Total 10,045,890
Total U.S. Treasury Obligations
(Cost $47,773,732) 49,819,450

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2020 (Unaudited)
8 |
Notes to Portfolio of Investments
U.S. Government & Agency Obligations 15 .0%
Issue
Description
Principal
Amount ($) Value ($)
Federal National Mortgage Association 11.0%
3.000%, 02/15/49
(g)
2,275,000 2,326,563
3.000%, 12/01/49 993,257 1,016,004
3.000%, 01/01/50 1,000,000 1,023,742
3.000%, 01/01/50 997,157 1,020,042
3.000%, 02/01/50 1,000,000 1,023,248
3.000%, 02/01/50 1,000,000 1,023,050
3.500%, 02/15/46
(g)
384,000 396,390
3.500%, 04/01/49 315,535 325,928
3.500%, 08/01/49 932,002 961,650
3.500%, 09/01/49 972,199 1,005,547
3.500%, 09/01/49 957,332 988,625
3.500%, 10/01/49 976,680 1,011,120
3.500%, 12/01/49 991,393 1,025,648
3.500%, 02/01/50 1,000,000 1,036,146
4.000%, 02/15/46
(g)
8,095,000 8,457,378
4.000%, 09/01/47 923,383 974,644
4.000%, 03/01/48 1,760,223 1,860,471
4.000%, 05/01/49 275,860 288,266
4.500%, 02/01/44
(g)
4,805,000 5,083,727
Total 30,848,189
Federal Home Loan Mortgage Corporation 4.0%
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.000%, 01/01/50 996,861 1,019,543
3.000%, 02/01/50 1,000,000 1,022,902
3.500%, 08/01/47 2,052,847 2,139,733
3.500%, 08/01/49 920,651 949,931
3.500%, 09/01/49 956,907 987,407
3.500%, 10/01/49 973,929 1,005,191
3.500%, 11/01/49 975,215 1,007,762
3.500%, 02/01/50 1,000,000 1,035,851
4.000%, 08/01/49 888,307 927,329
4.000%, 09/01/49 930,337 976,874
Total 11,072,523
Total U.S. Government & Agency Obligations
(Cost $41,654,838) 41,920,712
Money Market Funds 5 .3%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
1.490%
(h)
14,904,178 14,904,178
Total Money Market Funds
(Cost $14,904,178) 14,904,178
Total Investments in Securities
(Cost $305,446,072) 314,519,140
Other Assets & Liabilities, Net (34,653,179)
Net Assets 279,865,961
(a) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the net value of these securities amounted to $64,615,992 which represents 23.09% of net assets.
(b) Variable rate security. The interest rate shown was the current rate as of January 31, 2020.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by the government.
(f) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2020.
(g) Represents a security purchased on a when-issued basis.
(h) The rate shown is the seven-day current annualized yield at January 31, 2020.
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.